Reorganization and Acquisitions (7Road Transaction, Narrative) (Details) - USD ($) $ in Millions			12 Months Ended
	May 01, 2013	May 11, 2011	Dec. 31, 2015	Aug. 17, 2015	Jun. 21, 2012
Shenzhen 7Road, Changyou My Sdn. Bhd and Changyou.com (UK) [Member] | Gamease [Member]
Reorganization and Acquisitions [Line Items]
Aggregate cash consideration of business transactions				$ 205.0
Disposal gain recognized in business transactions			$ 55.1
Shenzhen 7Road [Member]
Reorganization and Acquisitions [Line Items]
Percentage of acquired equity interests		68.258%
7Road [Member]
Reorganization and Acquisitions [Line Items]
Percentage of acquired equity interests	28.074%
Percentage of outstanding ordinary shares surrendered by Chief Executive Officer					5.10%
Non-controlling interest percentage					28.074%
Percentage of interest held by Group					71.926%
7Road and Shenzhen 7Road [Member]
Reorganization and Acquisitions [Line Items]
Aggregate cash consideration associated with the purchase of non-controlling interest in 7Road and all of the equity interests in Shenzhen 7Road held by shareholders other than Gamease	$ 78.0